Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Trade and Other Payables

	December 31, 2018	December 31, 2017
Trade payables	24,288	18,999
Other payables	10,512	14,470

Total trade and other payables	34,800	33,469

Summary of Other Payables

Other payables include accruals for breach of contracts, payables for property, plant and equipment acquired, salaries payable, dividends payable and other.

	December 31, 2018	December 31, 2017
Other payables
Accounts payable for property, plant and equipment	2,600	2,774
Wages and salaries payable	1,581	1,504
Accruals for breach of contract terms	456	176
Dividends payable, common shares	146	152
Dividends payable, preferred shares	86	86
Other	5,643	9,778

Total	10,512	14,470